Statement of cash flows - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows
Cash receipts from customers	R 298,698	R 263,332	R 194,712
Cash paid to suppliers and employees	(234,061)	(207,194)	(149,598)
Cash generated by operating activities	64,637	56,138	45,114
Dividends received from equity accounted investments	3,765	3,043	37
Finance income received	2,242	986	837
Finance costs paid	(7,083)	(5,478)	(6,173)
Tax paid	(13,952)	(13,531)	(5,280)
Cash available from operating activities	49,609	41,158	34,535
Dividends paid	(13,754)	(49)	(46)
Dividends paid to non-controlling shareholders in subsidiaries	(433)	(859)	(446)
Cash retained from operating activities	35,422	40,250	34,043
Additions to non-current assets	(30,247)	(23,269)	(18,214)
additions to property, plant and equipment	(30,726)	(22,593)	(15,945)
additions to other intangible assets	(128)	(120)	(3)
Increase/(decrease) in capital project related payables	607	(556)	(2,266)
Cash movements in equity accounted investments	(95)	(67)
Proceeds on disposals and scrappings	799	8,484	43,214
Movement in assets held for sale	3	(549)	(427)
Acquisition of interest in equity accounted investments		(56)
Purchase of investments	(243)	(95)	(124)
Proceeds from sale of investments	156	26	168
Decrease in long-term receivables	1,393	449	476
Cash (used in)/received from investing activities	(28,234)	(15,077)	25,093
Proceeds from long-term debt	95,035	88	26,057
Repayment of long-term debt	(91,564)	(12,086)	(61,454)
Payment of lease liabilities	(2,269)	(2,264)	(2,180)
Repayment of debt held for sale		(704)	(980)
Proceeds from short-term debt	1,787	28	9
Repayment of short-term debt	(1,801)	(15)	(19,717)
Cash generated by/(used in) financing activities	1,188	(14,953)	(58,265)
Translation effects on cash and cash equivalents	2,424	1,759	(2,916)
Increase/(decrease) in cash and cash equivalents	10,800	11,979	(2,045)
Cash and cash equivalents at the beginning of year	42,967	30,988	34,094
Reclassification to disposal groups held for sale and other long-term investments			(1,061)
Cash and cash equivalents at the end of the year	R 53,767	R 42,967	R 30,988